Property, Plant and Equipment - Composition of Assets, Grouped by Major Classifications (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cost:
Property plant and equipment, Gross	$ 192,942	$ 182,274
Less-accumulated depreciation and amortization	130,567	123,292
Property plant and equipment, Net	62,375	58,982	$ 55,580
Machinery and Equipment [Member]
Cost:
Property plant and equipment, Gross	51,968	51,070
Leasehold Improvements [Member]
Cost:
Property plant and equipment, Gross	51,688	45,808
Land and Buildings [Member]
Cost:
Property plant and equipment, Gross	12,153	13,334
Office Furniture, Equipment [Member]
Cost:
Property plant and equipment, Gross	15,472	15,792
Computer Equipment [Member]
Cost:
Property plant and equipment, Gross	61,257	55,872
Vehicles [Member]
Cost:
Property plant and equipment, Gross	$ 404	$ 398